Accrued Expenses and Deferred Revenue (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Deferred Revenue
Vacation pay liabilities	kr 11,257	kr 8,310
Accrued salaries and Board fees	52,502	28,186
Social security costs	8,935	7,065
Accrued rebates on sales	36,326	15,849
Accrued expenses for royalty	37,419	12,023
Accrued expenses for research and development	107,302	34,637
Accrued expenses for marketing and selling	10,773	21,543
Accrued expenses for administration	16,113	8,833
Total	kr 280,627	kr 136,446